Earnings Per Share - Details of Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Earnings per share [abstract]
Net income (loss) attributable to shareholders of Cellectis ($ in thousands)	$ (18,947)	$ (39,919)	$ (50,858)	$ (51,787)
Weighted average number of outstanding shares, used to calculate both basic and diluted net result per share	45,507,921	45,461,310	45,497,127	44,163,914
Basic net income (loss) attributable to shareholders of Cellectis per share ($ /share)	$ (0.42)	$ (0.88)	$ (1.12)	$ (1.17)
Diluted net income (loss) attributable to shareholders of Cellectis per share ($ /share)	$ (0.42)	$ (0.88)	$ (1.12)	$ (1.17)